Unaudited Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Series D	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2019	55,065,000
Beginning balance at Dec. 31, 2019	$ 75,608
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series D preferred stock (in shares)		11,171,000
Issuance of Series D preferred stock		$ 67,943
Issuance of Series D preferred stock - related party (in shares)		206,000
Issuance of Series D preferred stock - related party		$ 1,251
Issuance costs - Series D		$ (4,533)
Conversion of convertible promissory notes and accrued interest into Series D-1 Preferred stock (in shares)	6,749,000
Conversion of convertible promissory notes and accrued interest into Series D-1 Preferred Stock	$ 20,986
Conversion of convertible promissory notes and accrued interest into Series D-1 Preferred Stock - related party (in shares)	3,303,000
Conversion of convertible promissory notes and accrued interest into Series D-1 Preferred Stock - related party	$ 10,270
Recognition of premium on convertible promissory notes for Series D-1	$ 11,074
Ending balance (in shares) at Dec. 31, 2020	76,494,000
Ending balance at Dec. 31, 2020	$ 182,599
Beginning balance (in shares) at Dec. 31, 2019			13,186,000
Beginning balance at Dec. 31, 2019	(76,039)		$ 0	$ 5,542	$ 0	$ (81,581)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beneficial conversion feature in convertible promissory notes	1,199			1,199
Issuance of Class B common stock warrants - related party	$ 749			749
Issuance of common stock upon exercise of options (in shares)	259,070		259,000
Issuance of common stock upon exercise of options	$ 104			104
Issuance of common stock upon exercise of options using partial recourse notes (in shares)			11,251,000
Issuance of common stock upon exercise of options using partial recourse notes - related party	1		$ 1
Stock-based compensation expense - options	1,903			1,903
Secondary sales of common stock pledged against partial recourse notes - related party	3,736			3,736
Issuance of Common Stock for acquisition of 2Predict	0
Net loss	(70,555)					(70,555)
Ending balance (in shares) at Dec. 31, 2020			24,696,000
Ending balance at Dec. 31, 2020	$ (138,902)		$ 1	13,233	0	(152,136)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series D preferred stock (in shares)		4,722,000
Issuance of Series D preferred stock		$ 13,721
Issuance of Series D preferred stock - related party		15,000
Issuance costs - Series D		$ (1,290)
Reverse Recapitalization (in shares)	(81,216,000)
Reverse Recapitalization	$ (210,030)
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock awards - related party (in shares)			6,917,000
Issuance of restricted stock awards	40,237		$ 1	40,236
Reverse Recapitalization (in shares)			81,216,000
Reverse Recapitalization	210,038		$ 8	210,030
TAC shares recapitalized, net of redemptions and equity issuance costs (in shares)			48,907,000
TAC shares recapitalized, net of redemptions and equity issuance costs	327,129		$ 5	327,124
Transaction costs related to Reverse Recapitalization	(9,048)			(9,048)
Recognition of exercise of options, net of forfeiture of shares, upon settlement of promissory notes (in shares)			(1,983,000)
Recognition of exercise of options, net of forfeiture of shares, upon settlement of promissory notes	$ (9,368)			(9,368)
Issuance of common stock upon exercise of options (in shares)	12,796,353		1,545,000
Issuance of common stock upon exercise of options	$ 1,509		$ 1	1,508
Issuance of common stock upon net exercise of warrant (in shares)			254,000
Issuance of common stock upon net exercise of warrant	1,948			1,948
Stock-based compensation expense - options	133,753			133,753
Issuance of common stock upon exercise of warrants - related party	2			2
Issuance of Common Stock for acquisition of 2Predict (in shares)			182,000
Issuance of Common Stock for acquisition of 2Predict	1,220			1,220
Other comprehensive gain	213				213
Net loss	(276,595)					(276,595)
Ending balance (in shares) at Dec. 31, 2021			162,105,000
Ending balance at Dec. 31, 2021	$ 282,136		$ 16	$ 710,638	$ 213	$ (428,731)